Document and Entity Information	Feb. 04, 2020
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0000315293
Document Type	8-K
Document Period End Date	Feb. 04, 2020
Entity Registrant Name	Aon plc
Entity Incorporation State Country Code	X0
Entity File Number	1-7933
Entity Tax Identification Number	98-1030901
Entity Address, Address Line One	122 Leadenhall Street
Entity Address, City or Town	London
Entity Address, Country	GB
Entity Address, Postal Zip Code	EC3V 4AN
City Area Code	20
Local Phone Number	7623 5500
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Security 12b Title	Class A Ordinary Shares, $0.01 nominal value
Trading Symbol	AON
Security Exchange Name	NYSE